Revenues	12 Months Ended
Dec. 31, 2021
Revenues
Revenues

17.Revenues

The Group’s revenue by channel for the respective periods are detailed as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Sales of products by channel
—Sales to offline distributors	1,138,965	3,742,285	8,361,073
—Sales to third‑party e‑commerce platform distributors(a)	123,585	—	—
—Sales to end users through third‑party e‑commerce platforms(a)	281,131	—	—
—Others	5,673	77,427	159,905
Total revenues	1,549,354	3,819,712	8,520,978
(a)

Following the Announcement (refer to Note 2 (q)), the Group stopped its sales to third-party e-commerce platform distributors and sales to end users through third-party e-commerce platforms since November 2019.